UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3896

FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Perennial Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

ITEM 1. Schedule of Investments.

FPA Perennial Fund, Inc.

Portfolio of Investments

September 30, 2012 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

PRODUCER DURABLE GOODS — 24.4%
Actuant Corporation (Class A)	198,100	$5,669,622
Franklin Electric Co., Inc.	127,300	7,700,377
Graco Inc.	170,700	8,582,796
HNI Corporation	316,900	8,084,119
IDEX Corporation	159,750	6,672,757
Rotork plc	18,200	665,041
WABCO Holdings Inc.*	223,100	12,866,177
Zebra Technologies Corporation (Class A)*	223,100	8,375,174
		$58,616,063
BUSINESS SERVICES & SUPPLIES — 18.3%
Aggreko plc	76,434	$2,854,657
CLARCOR, Inc.	137,400	6,132,162
Copart, Inc.*	401,500	11,133,595
Domino Printing Sciences plc	110,000	983,114
Halma plc	345,000	2,361,422
Landauer, Inc.	9,100	543,452
Manpower Inc.	120,000	4,416,000
ScanSource, Inc.*	376,901	12,068,370
Spirax-Sarco Engineering plc	101,000	3,410,103
		$43,902,875
RETAILING — 17.9%
CarMax, Inc.*	437,000	$12,367,100
L’Occitane International S.A.	490,000	1,295,413
O’Reilly Automotive, Inc.*	182,700	15,277,374
Signet Jewelers Limited	285,100	13,901,476
		$42,841,363
HEALTH CARE — 12.3%
bioMérieux S.A.	20,000	$1,856,312
Bio-Rad Laboratories, Inc. (Class A)*	76,300	8,142,736
Life Technologies Corporation*	244,700	11,960,936
Sonova Holding AG	14,000	1,414,886
Varian Medical Systems, Inc.*	23,700	1,429,584
VCA Antech, Inc.*	233,400	4,604,982
		$29,409,436
ENERGY — 7.6%
FMC Technologies, Inc.*	199,400	$9,232,220
Noble Corporation	248,600	8,894,908
		$18,127,128
TECHNOLOGY — 5.7%
EVS Broadcast Equipment S.A.	33,500	$1,849,753
Maxim Integrated Products, Inc.	178,900	4,762,318
Microchip Technology Incorporated	218,300	7,147,142
		$13,759,213

TRANSPORTATION — 5.0%
Heartland Express, Inc.	464,200	$6,201,712
Knight Transportation, Inc.	411,600	5,885,880
		$12,087,592

TOTAL COMMON STOCKS — 91.2% (Cost $116,430,070)		$218,743,670

SHORT-TERM INVESTMENTS
Federal Home Loan Bank
— 0.08% 10/01/12	$6,669,000	$6,669,000
— 0.085% 10/12/12	10,000,000	9,999,740
State Street Bank Repurchase Agreement — 0.01% 10/01/12 (Dated 9/28/12, repurchase price of $4,986,004, collateralized by $4,130,000 Principal Amount U.S. Treasury Bond — 3.875% — 2040, fair value $5,090,225)	4,986,000	4,986,004
TOTAL SHORT-TERM INVESTMENTS — 9.0% (Cost $21,654,744)		$21,654,744

TOTAL INVESTMENTS — 100.2% (Cost $138,084,814) — Note 2		$240,398,414
Other assets and liabilities, net — (0.2)%		(429,721)
TOTAL NET ASSETS — 100.0%		$239,968,693

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under policies adopted by authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2012:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$218,743,670			$218,743,670
Short-Term Investments	—	$21,654,744	—	21,654,744
Total Investments	$218,743,670	$21,654,744	—	$240,398,414

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $119,053,146 for Federal income tax purposes. Net unrealized appreciation for Federal income tax consists of:

Gross unrealized appreciation:	$101,884,612
Gross unrealized depreciation:	(2,194,088)
Net unrealized appreciation:	$99,690,524

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:                    November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:                    November 28, 2012

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:                    November 28, 2012